INCOME TAXES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Net loss before income tax	$ 8,612	$ 16,588
Combined Canadian statutory income tax rate	27.00%	27.00%
Income tax recovery computed at statutory income tax rate	$ 2,325	$ 4,479
Tax effect of:
Permanent differences and other	1,627	1,557
Investment in Treasury Metals	(314)	(1,324)
Investment in PC Gold	0	(201)
Flow-through eligible expenditures	(884)	(327)
Share issue costs	149	73
Difference in tax rates in foreign jurisdictions	32	1
Flow-through share premium liability	1,576	309
Changes in unrecognized deferred tax assets	(2,831)	(4,258)
Other	(104)	0
Income tax recovery (expense)	$ 1,576	$ 309